Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Fixed Assets [Line Items]
Less: accumulated depreciation	$ (63,836)	$ (117,249)
Fxed assets, net	257,823	434,024
Investment properties [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, gross	255,795	414,943
Computer and electronic equipment [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, gross	62,787	49,958
Software [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, gross	$ 3,077	$ 86,372